Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Fair Value Of Plan Assets) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 49.2	$ 46.5
Actual return on plan assets	0.8	4.2
Employer contributions	5.5	2.4
Gross benefits paid	(3.2)	(3.1)
Settlements	(1.8)	(0.8)
Fair value of plan assets at end of year	$ 50.5	$ 49.2